Income Taxes - Effect Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	4.80%	4.20%
Non-deductible expenses	(1.90%)	(2.10%)
Income tax credits	1.90%	1.60%
Valuation allowance	(38.80%)	(37.70%)
Effective tax rate	0.00%	0.00%